Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Parent [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
BALANCE at Sep. 30, 2011	$ 2,339,711	$ 1,132	$ 1,699,207	$ (187,574)	$ 826,946	$ 55,426	$ 2,395,137
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(58,567)				(58,567)	1,634	(56,933)
Other comprehensive income (loss)	8,401			8,401			8,401
Issuance of stock	18,631	9	18,622				18,631
Repurchases of stock	(169,454)	(83)	(7,081)		(162,290)		(169,454)
Proceeds from exercise of options	4,541	4	4,537				4,541
Tax benefit from exercise of stock options	(350)		(350)				(350)
Stock based compensation	26,551	8	26,543				26,551
Other transactions with noncontrolling interests						(753)	(753)
Distributions to noncontrolling interests						(1,283)	(1,283)
BALANCE at Sep. 30, 2012	2,169,464	1,070	1,741,478	(179,173)	606,089	55,024	2,224,488
Increase (Decrease) in Stockholders' Equity
Net income (loss)	239,243				239,243	3,953	243,196
Other comprehensive income (loss)	(82,126)			(82,126)		(1,329)	(83,455)
Issuance of stock	28,351	11	28,340				28,351
Repurchases of stock	(381,704)	(147)	(8,380)		(373,177)		(381,704)
Proceeds from exercise of options	14,365	8	14,357				14,365
Tax benefit from exercise of stock options	1,239		1,239				1,239
Stock based compensation	32,611	18	32,593				32,611
Other transactions with noncontrolling interests						13,488	13,488
Contributions from noncontrolling interests						1,421	1,421
Distributions to noncontrolling interests						(19,906)	(19,906)
BALANCE at Sep. 30, 2013	2,021,443	960	1,809,627	(261,299)	472,155	52,651	2,074,094
Increase (Decrease) in Stockholders' Equity
Net income (loss)	229,854				229,854	2,910	232,764
Other comprehensive income (loss)	(95,303)			(95,303)		(1,258)	(96,561)
Issuance of stock	13,886	4	13,882				13,886
Repurchases of stock	(31,620)	(14)	(6,778)		(24,828)		(31,620)
Proceeds from exercise of options	13,417	6	13,411				13,417
Tax benefit from exercise of stock options	402		402				402
Stock based compensation	34,438	11	34,427				34,438
Other transactions with noncontrolling interests						61,913	61,913
Distributions to noncontrolling interests						(30,253)	(30,253)
BALANCE at Sep. 30, 2014	$ 2,186,517	$ 967	$ 1,864,971	$ (356,602)	$ 677,181	$ 85,963	$ 2,272,480